ACCOUNTING POLICIES - Maturity of Operating Lease Commitments (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	€ 300
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	94
After one year but not more than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	169
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Total minimum lease payments	€ 37